Taxes on Income (Profit (Loss) Before Income Tax Expense Included In The Statement Of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Profit before income tax expense	$ 806	$ 748	$ 1,846
Current tax expense (benefit)	37	52	31
Deferred taxes	(3,012)
Income tax expense (benefit)	(2,975)	52	31
Israel [Member]
Profit before income tax expense	782	495	1,867
Current tax expense (benefit)	(41)
Deferred taxes	(3,079)
Foreign Jurisdictions [Member]
Profit before income tax expense	24	253	(21)
Current tax expense (benefit)	78	52	31
Deferred taxes	$ 67